Exhibit 99.20

COLT SECURITIZATION DEPOSITOR, LLC abs-15g

Client Name:	XXXX
Client Project Name:	XXXX XXXX-XXXX
Start - End Dates:	XXXX - XXXX
Deal Loan Count:	4

Loan Level Tape Compare Upload

Loans in Report	4

Loan Number	Deal ID	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXX	4350118888	XXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	4350118887	(No Data)	Original Appraised Value	XXXX	XXXX
XXXX	4350118887	(No Data)	Representative Credit Score for Grading	XXXX	XXXX
XXXX	4350118886	(No Data)	Representative Credit Score for Grading	XXXX	XXXX

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